Operating Segments (Tables)	Nov. 18, 2019
Segment Reporting Information [Line Items]
Segment Reporting Disclosure Other Information	A description of the operations included in the Companies’ primary operating segments is as follows:

Primary Operating Segment	Description of Operations	Dominion Energy	Virginia Power	Dominion Energy Gas
Power Delivery	Regulated electric distribution	X	X
	Regulated electric transmission	X	X
Power Generation	Regulated electric generation fleet	X	X
	Merchant electric generation fleet	X
Gas Infrastructure	Gas transmission and storage	X (1)		X
	Gas distribution and storage	X
	Gas gathering and processing	X
	LNG terminalling and storage	X		X
	Nonregulated retail energy marketing	X
(1)	Includes remaining producer services activities.

Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Gas Infrastructure	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2018
Total revenue from external customers	$2,206	$7,104	$4,221	$(208)	$43	$13,366
Intersegment revenue	23	11	27	674	(735)	—
Total operating revenue	2,229	7,115	4,248	466	(692)	13,366
Depreciation, depletion and amortization	625	746	615	14	—	2,000
Impairment of assets and related charges	—	1	8	394	—	403
Gains on sales of assets	—	6	(186)	(200)	—	(380)
Equity in earnings of equity method investees	—	18	178	1	—	197
Interest income	—	90	64	126	(196)	84
Interest and related charges	265	374	268	782	(196)	1,493
Income tax expense (benefit)	160	294	330	(204)	—	580
Net income (loss) attributable to Dominion Energy	587	1,254	1,214	(608)	—	2,447
Investment in equity method investees	—	82	1,159	37	—	1,278
Capital expenditures	1,564	1,321	1,415	105	—	4,405
Total assets (billions)	17.8	28.2	31.5	11.2	(10.8)	77.9

2017
Total revenue from external customers	$2,206	$6,676	$2,832	$16	$856	$12,586
Intersegment revenue	22	10	834	610	(1,476)	—

Total operating revenue	2,228	6,686	3,666	626	(620)	12,586
Depreciation, depletion and amortization	593	747	522	43	—	1,905
Impairment of assets and related charges	—	—	—	15	—	15
Gains on sales of assets	—	—	(147)	—	—	(147)
Equity in earnings of equity method investees	—	(181)	159	4	—	(18)
Interest income	4	92	45	96	(155)	82
Interest and related charges	265	342	109	644	(155)	1,205
Income tax expense (benefit)	334	373	487	(1,224)	—	(30)
Net income (loss) attributable to Dominion Energy	531	1,181	898	389	—	2,999
Investment in equity method investees	—	81	1,422	41	—	1,544
Capital expenditures	1,433	2,275	2,149	52	—	5,909
Total assets (billions)	16.7	29.0	28.0	12.0	(9.1)	76.6

2016
Total revenue from external customers	$2,210	$6,747	$2,069	$(7)	$718	$11,737
Intersegment revenue	23	10	697	609	(1,339)	—

Total operating revenue	2,233	6,757	2,766	602	(621)	11,737
Depreciation, depletion and amortization	537	662	330	30	—	1,559
Impairment of assets and related charges	—	—	—	4	—	4
Gains on sales of assets	—	4	(44)	—	—	(40)
Equity in earnings of equity method investees	—	(16)	105	22	—	111
Interest income	—	74	34	36	(78)	66
Interest and related charges	244	290	38	516	(78)	1,010
Income tax expense (benefit)	308	279	431	(363)	—	655
Net income (loss) attributable to Dominion Energy	484	1,397	726	(484)	—	2,123
Capital expenditures	1,320	2,440	2,322	43	—	6,125

Virginia Electric and Power Company
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Virginia Power’s operations:

Year Ended December 31,	Power Delivery	Power Generation	Corporate and Other	Adjustments & Eliminations	Consolidated Total
(millions)
2018

Operating revenue	$2,204	$5,630	$(215)	$—	$7,619
Depreciation and amortization	624	533	(25)	—	1,132
Interest income	—	9	5	(4)	10
Interest and related charges	265	250	—	(4)	511
Income tax expense (benefit)	158	220	(78)	—	300
Net income (loss)	586	1,008	(312)	—	1,282
Capital expenditures	1,539	1,003	—	—	2,542
Total assets (billions)	17.6	19.4	—	(0.1)	36.9

2017
Operating revenue	$2,212	$5,344	$—	$—	$7,556
Depreciation and amortization	594	547	—	—	1,141
Interest income	4	15	3	(3)	19
Interest and related charges	265	232	—	(3)	494
Income tax expense (benefit)	334	534	(94)	—	774
Net income	527	939	74	—	1,540
Capital expenditures	1,439	1,290	—	—	2,729
Total assets (billions)	16.6	18.6	—	(0.1)	35.1

2016
Operating revenue	$2,217	$5,390	$(19)	$—	$7,588
Depreciation and amortization	537	488	—	—	1,025
Interest income	—	—	—	—	—
Interest and related charges	244	219	—	(2)	461
Income tax expense (benefit)	307	524	(104)	—	727
Net income (loss)	482	909	(173)	—	1,218
Capital expenditures	1,313	1,336	—	—	2,649

Dominion Energy Gas Holdings, LLC
Segment Reporting Information [Line Items]
Schedule of Segment Reporting Information, by Segment
The following table presents segment information pertaining to Dominion Energy Gas’ operations:

Year Ended December 31,	Gas Infrastructure	Corporate and Other	Consolidated Total
(millions)
2018
Operating revenue	$1,996	$—	$1,996
Depreciation and amortization	333	—	333
Impairment of assets and related charges	5	158	163
Gains on sales of assets	(117)	—	(117)
Equity in earnings of equity method investees	54	—	54
Interest income	26	—	26
Interest and related charges	173	1	174
Income tax expense (benefit)	226	(102)	124
Net i ncome from discontinued operations	—	24	24
Net i ncome ( loss ) attributable to Dominion Energy Gas	571	(90)	481
Investment in equity method investees	339	—	339
Capital expenditures	751	358	1,109
Total assets (billions)	19.9	6.9	26.8

2017
Operating revenue	$1,523	$—	$1,523
Depreciation and amortization	242	—	242
Impairment of assets and related charges	15	—	15
Gains on sales of assets	(70)	—	(70)
Equity in earnings of equity method investees	47	—	47
Interest income	4	—	4
Interest and related charges	60	—	60
Income tax expense (benefit)	189	(254)	(65)
Net i ncome from discontinued operations	—	163	163
Net i ncome attributable to Dominion Energy Gas	314	389	703
Investment in equity method investees	349	—	349
Capital expenditures	1,459	356	1,815
Total assets (billions)	15.8	6.7	22.5
2016
Operating revenue	$1,374	$—	$1,374
Depreciation and amortization	191	—	191
Gains on sales of assets	(44)	—	(44)
Equity in earnings of equity method investees	44	—	44
Interest income	3	—	3
Interest and related charges	65	—	65
Income tax expense (benefit)	219	(22)	197
Net i ncome from discontinued operations	—	152	152
Net i ncome attributable to Dominion Energy Gas	322	155	477
Capital expenditures	1,830	358	2,188